Income Taxes - Income Tax Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income (loss) before income taxes	$ (289.5)	$ 340.2	$ 606.0	$ 277.8	$ 37.8
Tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
Income tax expense (benefit) at federal statutory rate	(101.3)	119.1	212.1	97.2	13.2
Valuation allowance	163.1	31.0	(48.3)	175.0	547.0
Dividend received deduction	(49.9)	(37.2)	(101.3)	(74.0)	(108.0)
Audit settlement	(1.7)	(0.9)	(4.3)	13.0	(312.0)
Loss on extinguishment of debt					38.0
State tax expense (benefit)	3.3	(22.4)	(8.8)	17.0	(6.0)
Noncontrolling interest	5.8	(70.7)	(48.4)	(67.0)	4.0
Tax credits	(9.2)	(9.2)	(19.6)	(19.0)	(19.0)
Non-deductible expenses	10.4	0.2	14.2	32.0	13.0
Other	0.8	(1.0)	(0.8)	0.8	0.8
Income tax expense (benefit)	$ 21.3	$ 8.9	$ (5.2)	$ 175.0	$ 171.0